Receivables and Other Assets from YR TV Station Under Arbitration (Details Textual) (China YR TV Station [Member])	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Receivables and Other Assets From Yr Tv Station Under Arbitration (Textual)
Recovery of capital investment including interest	$ 8,571,000	54,000,000